Inventory (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory Write-down	$ 3,954,771	$ 936,126	$ 3,856,608